SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 31 — SUBSEQUENT EVENTS

I) On January 8, 2018, the Company’s Board of Directors authorized the Company to acquire shares of its own issuance, within a period of up to 3 months from the date of the authorization, of up to 10,000,000 preferred shares (GGBR4 ) or American Depositary Receipts (ADRs). This authorization has the purpose to support the Long-Term Incentive Plan of the Company and its subsidiaries, keeping in Treasury, cancelling or further selling in the market. The acquisition will be supported by retained earnings, being the Board responsible for defining the number of shares and the opportunity of each operation. On January 17, 2018 the share repurchase program was completed.

II) On January 31, 2018, the Company announced a definitive sale agreement for its wire rod mill located in Beaumont, Texas, as well as two processing units for Optimus Steel LLC for US$ 92.5 million (equivalent to R$ 292.5 million), subject to usual adjustments in the acquisition value. The agreement includes the Company’s Beaumont, Texas-based mill and Beaumont Wire Products and Carrollton Wire Products. The mill has a melt shop with the capacity to produce approximately 700,000 short tons of steel per year and is capable of rolling wire rod and rebar in roll. On April 2, 2018 the Company informed, through a notice to the market, that this sale was completed.

III) On February 14, 2018, the Company announced the sale of its two hydroelectric plants in Goiás for R$ 835 million to Kinross Brasil Mineração, a wholly owned subsidiary of Kinross Gold Corporation. The Caçu and Barra dos Coqueiros plants, inaugurated in 2010, have a total installed capacity of 155 MW. The transaction is subject to regulatory approvals and the usual closing conditions.

IV) On February 26, 2018, the Company proposed payment of dividend on account of pre-existing profit reserves, which will be calculated and credited to the positions held by the shareholders on March 3, 2018, in the amount of R$ 51,0 million (R$ 0.03 per common and preferred share), with payment expected for March 21, 2018, which was submitted and approved by the Board of Directors on February 27, 2018.